First Trust AAA CMBS ETF Shareholder Fees	Jul. 31, 2025
First Trust AAA CMBS ETF | First Trust AAA CMBS ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%